14. ESCROW DEPOSITS (Details Narrative) R$ in Millions	Feb. 13, 2020 BRL (R$)
Cemig D and Cemig GT [Member]
Disclosure of escrow deposits [line items]
Escrow deposits	R$ 1,382
Ceming GT [Member]
Disclosure of escrow deposits [line items]
Escrow deposits	1,186
Cemig D [Member]
Disclosure of escrow deposits [line items]
Escrow deposits	R$ 196